iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .9%
ChargePoint Holdings, Inc. , Class A
(a) (b)
........... 257,215 $ 3,886,519
Plug Power, Inc.
(a) (b)
........................ 671,384 14,327,334
18,213,853
a
Energy Equipment & Services  —  6 .6%
Baker Hughes Co. ......................... 1,198,228 30,782,477
Halliburton Co. ........................... 1,162,858 34,071,739
NOV, Inc.
(b)
.............................. 505,809 9,413,106
Schlumberger NV ......................... 1,860,542 68,895,870
143,163,192
a
Oil, Gas & Consumable Fuels  —  89 .4%
Antero Midstream Corp. ..................... 435,378 4,379,903
Antero Resources Corp.
(a)
.................... 379,921 15,060,069
APA Corp. .............................. 436,223 16,214,409
Cheniere Energy, Inc. ....................... 327,790 49,030,828
Chesapeake Energy Corp. ................... 164,909 15,529,481
Chevron Corp. ............................ 2,247,857 368,154,020
ConocoPhillips ........................... 1,526,907 148,766,549
Continental Resources, Inc. ................... 46,587 3,209,378
Coterra Energy, Inc. ........................ 1,028,736 31,469,034
Devon Energy Corp. ........................ 853,751 53,658,250
Diamondback Energy, Inc. .................... 229,268 29,350,889
DT Midstream, Inc. ......................... 125,013 6,879,465
Enviva, Inc. .............................. 39,575 2,755,607
EOG Resources, Inc.
(b)
...................... 777,942 86,522,709
EQT Corp. .............................. 476,904 20,998,083
Exxon Mobil Corp. ......................... 4,799,223 465,188,685
Hess Corp. .............................. 363,967 40,935,369
HF Sinclair Corp. .......................... 193,793 9,267,181
Kinder Morgan, Inc. ........................ 2,572,407 46,277,602
Marathon Oil Corp. ......................... 912,981 22,641,929
Marathon Petroleum Corp. ................... 708,018 64,896,930
New Fortress Energy, Inc. .................... 62,440 3,057,687
Occidental Petroleum Corp.
(b)
.................. 1,067,985 70,220,014
ONEOK, Inc. ............................. 575,412 34,375,113
Ovintiv, Inc. .............................. 334,457 17,087,408
PDC Energy, Inc. .......................... 122,098 8,020,618
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 ............................... 627,709 $ 55,866,101
Pioneer Natural Resources Co. ................ 318,040 75,359,578
Range Resources Corp.
(a)
.................... 339,719 11,234,507
Southwestern Energy Co.
(a)
................... 1,438,248 10,154,031
Targa Resources Corp. ...................... 292,512 20,215,504
Texas Pacific Land Corp.
(b)
................... 7,486 13,728,201
Valero Energy Corp. ........................ 536,530 59,431,428
Williams Companies, Inc. (The) ................ 1,576,609 53,746,601
1,933,683,161
a
Semiconductors & Semiconductor Equipment  —  2 .9%
Enphase Energy, Inc.
(a) (b)
..................... 169,357 48,127,872
First Solar, Inc.
(a)
.......................... 137,397 13,625,661
61,753,533
a
Total Common Stocks — 99.8%
(Cost: $ 1,653,642,230 ) ............................... 2,156,813,739
Total Long-Term Investments — 99.8%
(Cost: $ 1,653,642,230 ) ............................... 2,156,813,739
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 87,627,882 87,627,882
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 4,141,137 4,141,137
a
Total Short-Term Securities — 4.2%
(Cost: $ 91,755,173 ) ................................. 91,769,019
Total Investments — 104.0%
(Cost: $ 1,745,397,403 ) ............................... 2,248,582,758
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (86,382,759)
Net Assets — 100.0% ................................. $ 2,162,199,999
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,791,528  $ 55,830,466
(a)
$ —  $ (512) $ 6,400  $ 87,627,882  87,627,882  $ 58,519
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 7,030,000  —  (2,888,863)
(a)
—  —  4,141,137  4,141,137  10,855  —
$ (512) $ 6,400
$ 91,769,019
$ 69,374  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 65 09/16/22 $ 5,324 $ 194,605
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,156,813,739  $ —  $ —  $ 2,156,813,739
Short-Term Securities
Money Market Funds ...................................... 91,769,019  —  —  91,769,019
$ 2,248,582,758  $ —  $ —  $ 2,248,582,758
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 194,605  $ —  $ —  $ 194,605
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.